Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Abstract]
Depreciation and amortization expenses	$ 137,983	$ 99,713	$ 87,366
Development expenses			122,640
Direct cost	961,080	947,183	1,028,064
Employee compensation and benefits	223,646	260,118	262,446
Other expenses	60,896	57,459	48,000
Research and development Expenses, Total	$ 1,383,605	$ 1,364,473	$ 1,548,516